CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$ (21,088)	$ (26,842)	$ (25,886)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities in MaxCyte and BioInvent	3,731
Proceeds from disposal of property and equipment	138	10	0
Purchases of property, plant and equipment	(5,612)	(8,945)	(1,499)
Proceeds from disposal of intangible assets			2,700
Cash paid to acquire in-process research and development		(6,555)	(17,828)
Receipt of repayment of Black Belt convertible note		172
Net cash provided by (used in) investing activities	31,159	(20,691)	(20,719)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable			466
Proceeds from bank borrowings	4,001	709	783
Repayment of bank borrowings	(4,001)	(1,548)
Repurchase of ordinary shares	(3,267)
Stock issuance costs		(2,019)	(2,818)
Proceeds from sale of ordinary shares		32,500	45,099
Proceeds from exercise of share options			3,874
Repurchase of share options to satisfy tax withholding obligations			(251)
Net cash provided by (used in) financing activities	(3,267)	29,642	47,153
Net increase (decrease) in cash and cash equivalents	8,408	(18,360)	3,443
Cash and cash equivalents at beginning of year	38,704	57,064	53,621
Cash and cash equivalents at end of year	47,112	38,704	57,064
Black Belt Tx Limited
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		(86)	(83)
Alesta Tx
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		(261)
Cleave Therapeutics, Inc
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		(5,500)
BioInvent International AB
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			(6,318)
Precision Autoimmune Therapeutics Co., Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire equity investment	(2,898)
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(7,756)	(21,648)	(15,878)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities in MaxCyte and BioInvent	3,731
Proceeds from disposal of property and equipment		10
Purchases of property, plant and equipment			(88)
Proceeds from disposal of intangible assets			(2,700)
Cash paid to acquire in-process research and development		(6,555)	(17,828)
Receipt of repayment of Black Belt convertible note		172
Investment in subsidiaries		(10,000)	(5,000)
Net cash provided by (used in) investing activities	3,731	(22,220)	(26,617)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable			466
Proceeds from bank borrowings	3,001
Repayment of bank borrowings	(3,001)
Repurchase of ordinary shares	(3,267)
Stock issuance costs		(2,019)	(2,818)
Proceeds from sale of ordinary shares		32,500	45,099
Proceeds from exercise of share options			3,874
Repurchase of share options to satisfy tax withholding obligations			(251)
Net cash provided by (used in) financing activities	(3,267)	30,481	46,370
Net increase (decrease) in cash and cash equivalents	(7,292)	(13,387)	3,875
Cash and cash equivalents at beginning of year	19,380	32,767	28,892
Cash and cash equivalents at end of year	$ 12,088	19,380	32,767
Parent Company | Black Belt Tx Limited
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		(86)	(83)
Parent Company | Alesta Tx
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		(261)
Parent Company | Cleave Therapeutics, Inc
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan		$ (5,500)
Parent Company | BioInvent International AB
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire equity investment			$ (6,318)